Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	3 years 0 months 0 days
Share-based compensation expense before taxes	$ 42,188,000	$ 37,935,000	$ 25,355,000
Excess tax benefit realized for the tax deductions of share-based arrangements	1,596,000	3,130,000	1,489,000
Supervisory Board Members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense in connection with retirement provisions		1,400,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	0	543,903
The weighted-average grant-date fair value of options granted during the years		$ 4.94	$ 4.80
Total intrinsic value of options exercised	6,300,000	25,300,000
Unrecognized share-based compensation expense related to employee stock option awards	1,200,000
Unrecognized share-based compensation expense recognized weighted average period, years	11 months 12 days
Number of shares exercisable, ending balance	2,056,000	2,300,000	4,300,000
Weighted average exercise price exercisable, ending balance	$ 18.10	$ 16.99	$ 13.18
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	10 years
Unrecognized share-based compensation expense related to employee stock option awards	104,800,000
Unrecognized share-based compensation expense recognized weighted average period, years	2 years 8 months 5 days
Pre-vesting forfeitures percentage	5.40%
Weighted-average grant date fair value of restricted stock units granted	$ 22.73
Total fair value of restricted stock units	$ 34,100,000	$ 22,600,000
QIAGEN Amended and Restated 2005 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years (maximum)	10 years
Common shares reserved and available for issuance under the plan	14,100,000